Note 5 - Income Taxes - Symon (Details) - Components of Income Before Income Taxes - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Components of Income Before Income Taxes - Symon [Abstract]
Domestic	$ 3,723,156	$ 3,611,193	$ 1,963,040
Foreign	1,628,084	2,228,980	673,452
	$ 5,351,240	$ 5,840,173	$ 2,636,492